CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 624	$ 1,521	$ 1,299
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	0	0	3
Change in value of available-for-sale securities	2	(3)	1
Actuarial gain (loss) relating to pension and other postretirement benefits	(1)	65	(113)
Foreign currency translation adjustment	(1)	(1)	(2)
Change in other comprehensive income from unconsolidated affiliates	4	(1)	(6)
Total other comprehensive income	4	60	(117)
Comprehensive income	628	1,581	1,182
Less: Comprehensive income attributable to noncontrolling interest	327	157	116
Less: Comprehensive loss attributable to predecessor	0	(34)	(153)
Comprehensive income attributable to partners	$ 301	$ 1,458	$ 1,219